Prepayments and Other Assets, Net	6 Months Ended
Jun. 30, 2024
Prepayments and Other Assets, Net [Abstract]
Prepayments and other assets, net
7.	Prepayments and other assets, net

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Loans receivable, net (Note (a))	8,877	3,240
Security deposits with real estate developers, net (Note(b))	19,345	20,869
Rental and other deposits, net (Note (c))	3,836	4,145
Other receivables (Note (d))	94,667	64,019
Prepayments and other assets, net	126,725	92,273
Current Portion	126,725	92,273
Total prepayments and other assets, net	126,725	92,273

(a) Loans receivable, net

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Secured loans	6,719	6,719
Unsecured loans	6,924	4,687
	13,643	11,406
Less: allowance for doubtful loans	(4,766)	(8,166)
Loans receivable, net	8,877	3,240
Current Portion	8,877	3,240
Total loans	8,877	3,240

As of December 31, 2023 and June 30, 2024, loans receivable are primarily personal loans made to home purchasers, home owners, registered agents and the Group’s employees. These loans have an original term from 30 days to 3 years and carry interest rates of 6.5% to 13.2% per annum.

On December 25, 2017, the Group entered into a one-year arrangement with an independent third-party trust, under which the Group would refer home owners on their platform to obtain personal loans from the trust. The Group is entitled to a loan facilitation fee ranging from 0.8% to 4% of the amounts of completed loan transactions. The personal loans are secured by the homeowners’ properties. The Group provided guarantee on the principal and interest repayment of the loans to the trust and committed to purchase all the unpaid loans principal and accrued interests due from the homeowners upon the end of the arrangement on December 25, 2018. On December 25, 2018, the Group purchased from the trust, pursuant to the arrangement, unpaid secured loans at a consideration of RMB21,424, determined based on the outstanding principal and interest payable by the homeowners. These loans have been recorded in secured loans receivable of RMB6,719 and RMB6,719 on the Unaudited Interim Condensed Consolidated Balance Sheets as of December 31, 2023 and June 30, 2024, with an allowance for doubtful loans of RMB3,268 and RMB6,719 respectively.

The following table sets forth the movement in the allowance for doubtful loans for the year ended December 31, 2023 and the six months ended June 30, 2024:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Balance at the beginning of the year/period	7,644	4,766
Provision for the year/period	1,702	5,387
Receivables written off for the year/period	(4,580)	(1,987)
Balance at the end of the year/period	4,766	8,166

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs periodic evaluation of the adequacy of the allowance. The allowance is based on the Group’s loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, composition of the loan portfolio, current economic conditions and other relevant factors. The allowance is calculated at portfolio-level since the loans portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment. In estimating the allowance of the loan portfolio, the Group also considers qualitative factors such as current economic conditions and/or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance.

The following table sets forth the aging of loans receivable as of December 31, 2023 and June 30, 2024:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
1-29 days past due	2,847	—
Over 30 days past due	10,796	11,406
Total past due	13,643	11,406
Total loans	13,643	11,406

(b) Security deposits with real estate developers, net

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Security deposits with real estate developers under Exclusive Sales Contract
- Without Sales Commitment Arrangement	90,623	92,574
	90,623	92,574
Less: Allowance for doubtful accounts	(71,278)	(71,705)
Security deposits with real estate developers, net	19,345	20,869

An allowance for doubtful accounts of RMB71,278 and RMB71,705 was made against the deposits under Exclusive Sales Contract without Sales Commitment Arrangement which were considered not recoverable during the year ended December 31, 2023 and the six months ended June 30, 2024, respectively.

The following table sets forth the movement in the allowance for doubtful security deposits with real estate developers for the year ended December 31, 2023 and the six months ended June 30, 2024:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Balance at the beginning of the year/period	71,173	71,278
Provision for the year/period	105	427
Balance at the end of the year/period	71,278	71,705

(c) Rental and other deposits, net

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Rental and other deposits	7,795	8,104
Less: Allowance for doubtful accounts	(3,959)	(3,959)
Rental and other deposits, net	3,836	4,145

An allowance of doubtful accounts of RMB3,959 was mainly recognized against rental and other deposits which were considered not recoverable as of December 31, 2023 and June 30, 2024, respectively.

The following table sets forth the movement in the allowance for doubtful rental and other deposits for the year ended December 31, 2023 and six months ended June 30, 2024:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Balance at the beginning of the year/period	3,984	3,959
Receivables written off for the year/period	(25)	—
Balance at the end of the year/period	3,959	3,959

(d) Other receivables

The following table sets forth the movement in the allowance for other receivables for the year ended December 31, 2023 and the six months ended June 30, 2024:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Balance at the beginning of the year/period	—	—
Provision for the year/period	142,060	19,009
Receivables written off for the year/period	(142,060)	(9)
Balance at the end of the year/period	—	19,000